SCHEDULE OF COMPOSITION OF FAIR VALUE IMPACT OF ISSUANCE OF SENIOR CONVERTIBLE PREFERRED SHARES (Details) ¥ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Senior Convertible Preferred Shares And Warrants
Fair value impact of the warrants			¥ (11,776)	¥ 204,687
Fair value impact of the forward contracts				38,046
Fair value impact of issuance of senior convertible preferred shares			¥ (11,776)	¥ 242,733